Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 14, 2019
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Central Index Key	dei_EntityCentralIndexKey	0000278187
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2019
Prospectus Date	rr_ProspectusDate	Jun. 14, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A